Financial (Income) Expenses, Net (Details) - Schedule of financial (income) expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial expenses:
Other financial expenses	$ 26	$ 17	$ 15
Remeasurement of warrants		11,373
Total financial expenses	26	11,390	15
Financial income:
Interest from Bank deposits	(468)	(474)	(60)
Other financial income	(58)	(76)
Foreign currency transaction gains, net	(44)	(243)	(245)
Remeasurement of warrants			(11,365)
Total financial income	(570)	(793)	(11,670)
Total Financial (income) expense, net	$ (544)	$ 10,597	$ (11,655)